Assets Held for Sale and Assets of a Disposal Group Held for Sale - Summary of Accumulated Other Comprehensive Income Relating to Assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure Of Accumulated Other Comprehensive Income Relating To Assets Of A Disposal Group Held For Sale [Line Items]
Accumulated other comprehensive income relating to assets of a disposal group held for sale	₩ 7,671	$ 6,471	₩ 0
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Disclosure Of Accumulated Other Comprehensive Income Relating To Assets Of A Disposal Group Held For Sale [Line Items]
Accumulated other comprehensive income relating to assets of a disposal group held for sale	₩ 7,671